Schedule of amount due to directors (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Amount Owing To Director
Amount owing to director	$ 135,395	$ 17,212	$ 11,693
Total Amount owing to director	$ 135,395	$ 17,212	$ 11,693